Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	11 Months Ended
	Dec. 31, 2020	Jul. 28, 2020
Significant Accounting Policies [Line Items]
Cash insured with federal insurance	$ 250,000
Cash equivalents	0
Net gain from investments held in Trust Account	209,593
Net income (loss)	(29,629,640)
Unrecognised tax benefits	0
Unrecognised tax benefits interest and penalties accrued	0
Income tax provisions	$ 0
Class of Warrant or Right, Outstanding		30,980,000
IPO [Member]
Significant Accounting Policies [Line Items]
Class of Warrant or Right, Outstanding	20,700,000
Private Placement [Member]
Significant Accounting Policies [Line Items]
Class of Warrant or Right, Outstanding	10,280,000
Ordinary Shares [Member]
Significant Accounting Policies [Line Items]
Net income (loss)	$ (140,000)
Common Class A
Significant Accounting Policies [Line Items]
Ordinary shares subject to possible redemption shares	39,576,710
Potentially dilutive common shares excluded from the computation of weighted-average shares outstanding	30,980,000
Net income (loss)	$ 210,000
Common Class A | Ordinary Shares [Member]
Significant Accounting Policies [Line Items]
Net income (loss)	0
Common Class B
Significant Accounting Policies [Line Items]
Net income (loss)	(350,000)
Common Class B | Ordinary Shares [Member]
Significant Accounting Policies [Line Items]
Net income (loss)	$ 0